Significant Accounting Policies and Recent Accounting Updates (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)
Accounting Policies [Abstract]
Interest income, operating, accretion of discounts	$ 1,196
Amortization of deferred loan origination fees, net	2,432
Payment-in-kind interest income	601	$ 601
Payment-in-kind interest capitalized	513
Investment company, premium prepayment fees	0
Interest and fee income	14,403
Dividend income, operating, paid in kind	0
Proceeds from dividends received	0
Dividend income	0
Return of capital	0
Non-accrual status loans	0	0
Excise tax expense (reduction), net	0
Deferred debt issuance cost	6,190	$ 6,190
Amortization of deferred debt issuance costs	87
Amortization of deferred offering costs	$ 291